Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2020
36. Assets pledged, collateral received and assets transferred
Assets pledged, collateral received and assets transferred

36 Assets pledged, collateral received and assets transferred

Assets are pledged or transferred as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets transferred are non-cash assets transferred to a third party that do not qualify for derecognition from the Barclays Bank Group’s balance sheet, for example because the Barclays Bank Group retains substantially all the exposure to those assets under an agreement to repurchase them in the future for a fixed price.

Where non-cash assets are pledged or transferred as collateral for cash received, the asset continues to be recognised in full, and a related liability is also recognised on the balance sheet. Where non-cash assets are pledged or transferred as collateral in an exchange for non-cash assets, the transferred asset continues to be recognised in full, and there is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The Barclays Bank Group is unable to use, sell or pledge the transferred assets for the duration of the transaction and remains exposed to interest rate risk and credit risk on these pledged assets. Unless stated, the counterparty's recourse is not limited to the transferred assets.

The following table summarises the nature and carrying amount of the assets pledged as security against these liabilities:

	Barclays Bank Group
	2020	2019
	£m	£m
Cash collateral and settlements	69,271	61,158
Loans and advances at amortised cost	25,437	18,726
Trading portfolio assets	76,750	65,341
Financial assets at fair value through the income statement	5,584	8,107
Financial assets at fair value through other comprehensive income	15,303	8,011
Assets pledged	192,345	161,343

The following table summarises the transferred financial assets and the associated liabilities:

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2020
Derivatives	72,732	(72,732)
Repurchase agreements	58,398	(39,044)
Securities lending arrangements	59,824	-
Other	1,391	(1,134)
	192,345	(112,910)

At 31 December 2019
Derivatives	64,061	(64,061)
Repurchase agreements	35,562	(22,981)
Securities lending arrangements	53,099	-
Other	8,621	(4,430)
	161,343	(91,472)

Included within Other are agreements where a counterparty's recourse is limited to the transferred assets. The relationship between the transferred assets and the associated liabilities is that holders of notes may only look to cash flows from the securitised assets for payments of principal and interest due to them under the terms of their notes.

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2020
Recourse to transferred assets only	963	(952)	1,051	(966)	85
2019
Recourse to transferred assets only	3,035	(2,426)	3,183	(2,429)	754

The Barclays Bank Group has an additional £3.1bn (2019: £2.5bn) of loans and advances within its asset backed funding programmes that can readily be used to raise additional secured funding and are available to support future issuances.

Total assets pledged includes a collateral pool put in place to provide security for the UKRF funding deficit, as referred to in Note 31.

Collateral held as security for assets

Under certain transactions, including reverse repurchase agreements and stock borrowing transactions, the Barclays Bank Group is allowed to resell or re-pledge the collateral held. The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
Fair value of securities accepted as collateral	792,317	660,999
Of which fair value of securities re-pledged/transferred to others	684,389	554,111

Additional disclosure has been included in collateral and other credit enhancements on pages 48 to 50.